Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of operating segments [line items]
Net interest income	$ 2,762	$ 2,761	$ 2,460	$ 5,523	$ 5,056
Non-interest income	1,816	2,094	2,082	3,910	4,051
Revenue	4,578	4,855	4,542	9,433	9,107
Provision for (reversal of) credit losses	1,412	261	255	1,673	593
Amortization and impairment	280	246	178	526	349
Other non-interest expenses	2,424	2,819	2,410	5,243	4,999
Income (loss) before income taxes	462	1,529	1,699	1,991	3,166
Income taxes	70	317	351	387	636
Net income (loss)	392	1,212	1,348	1,604	2,530
Non-controlling interests	(8)	7	7	(1)	11
Equity shareholders	400	1,205	1,341	1,605	2,519
Average assets	725,701	679,531	633,556	702,362	626,970
Canadian Personal and Small Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,541	1,618	1,538	3,159	3,101
Non-interest income	538	596	588	1,134	1,189
Revenue	2,079	2,214	2,126	4,293	4,290
Provision for (reversal of) credit losses	654	215	229	869	437
Amortization and impairment	57	57	25	114	48
Other non-interest expenses	1,092	1,102	1,097	2,194	2,401
Income (loss) before income taxes	276	840	775	1,116	1,404
Income taxes	73	223	207	296	374
Net income (loss)	203	617	568	820	1,030
Equity shareholders	203	617	568	820	1,030
Average assets	260,942	260,661	258,272	260,800	259,057
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	321	315	288	636	601
Non-interest income	704	740	710	1,444	1,381
Revenue	1,025	1,055	998	2,080	1,982
Provision for (reversal of) credit losses	186	35	23	221	66
Amortization and impairment	7	7	2	14	4
Other non-interest expenses	552	554	529	1,106	1,041
Income (loss) before income taxes	280	459	444	739	871
Income taxes	74	123	119	197	233
Net income (loss)	206	336	325	542	638
Equity shareholders	206	336	325	542	638
Average assets	66,931	65,257	61,779	66,085	60,970
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	377	348	337	725	682
Non-interest income	141	159	137	300	271
Revenue	518	507	474	1,025	953
Provision for (reversal of) credit losses	230	15	11	245	27
Amortization and impairment	34	32	27	66	54
Other non-interest expenses	259	267	250	526	497
Income (loss) before income taxes	(5)	193	186	188	375
Income taxes	(23)	24	24	1	45
Net income (loss)	18	169	162	187	330
Equity shareholders	18	169	162	187	330
Average assets	55,981	51,609	47,939	53,771	45,865
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	461	384	262	845	554
Non-interest income	363	487	494	850	914
Revenue	824	871	756	1,695	1,468
Provision for (reversal of) credit losses	222	(10)		212	66
Amortization and impairment	2	3	1	5	2
Other non-interest expenses	416	416	371	832	738
Income (loss) before income taxes	184	462	384	646	662
Income taxes	47	127	101	174	173
Net income (loss)	137	335	283	472	489
Equity shareholders	137	335	283	472	489
Average assets	226,009	203,972	182,980	214,869	179,721
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	62	96	35	158	118
Non-interest income	70	112	153	182	296
Revenue	132	208	188	340	414
Provision for (reversal of) credit losses	120	6	(8)	126	(3)
Amortization and impairment	180	147	123	327	241
Other non-interest expenses	105	480	163	585	322
Income (loss) before income taxes	(273)	(425)	(90)	(698)	(146)
Income taxes	(101)	(180)	(100)	(281)	(189)
Net income (loss)	(172)	(245)	10	(417)	43
Non-controlling interests	(8)	7	7	(1)	11
Equity shareholders	(164)	(252)	3	(416)	32
Average assets	$ 115,838	$ 98,032	$ 82,586	$ 106,837	$ 81,357